Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Cash and cash equivalents [abstract]
Cash and bank balances	$ 1,576	R$ 6,108		R$ 17,801
Cash equivalents	15,798	61,213		378,161
Total cash and cash equivalents	$ 17,374	R$ 67,321	$ 102,189	R$ 395,962	R$ 111,305	R$ 249,064